Basis of Preparation of the Financial Statements (Schedule of Exchange Rates and Known Consumer Price Indexes) (Details)		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of basis of preparation [Abstract]
Exchange rates of US$		3.467	3.845	3.902
Change during the year: Exchange rates of US$ in %		(9.83%)	(1.46%)	0.33%
Consumer Price Index (points)	[1]	221.35	220.68	221.35
Change during the year: Consumer Price Index (points) in %	[1]	0.30%	(0.30%)	(0.90%)

[1]	According to 1993 base index.